First Trust International Developed Capital Strength Portfolio Expense Example, No Redemption - First Trust International Developed Capital Strength Portfolio - I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	825
Expense Example, No Redemption, 10 Years	$ 1,846